Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Allowance for Doubtful Accounts
Balance at the beginning of the year		¥ 14,185	¥ 11,162	¥ 8,275
Charged to (write-back against) cost and expenses	$ 1,433	9,952	4,041	3,765
Write-off of receivable balances and corresponding provisions		(1)	(1,018)	(878)
Balance at the end of the year		¥ 24,136	¥ 14,185	¥ 11,162